(Loss) earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,765,436	2,295,857
Share options
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	533,971	1,008,339
RSU's and RSU's with performance criteria
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	264,835	246,560
PSUs
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	35,232	213,420